CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 CNY (¥) ¥ / shares shares		Dec. 31, 2018 USD ($) $ / shares shares		Dec. 31, 2017 CNY (¥) ¥ / shares shares		Dec. 31, 2016 CNY (¥) ¥ / shares shares
Net revenues
Other revenues		¥ 885,890		$ 128,847		¥ 923,838		¥ 1,176,823
Total net revenues		15,763,557		2,292,714		11,594,792		8,204,050
Cost of revenues	[2]	(10,017,134)	[1]	(1,456,932)		(7,026,402)	[3]	(5,103,430)	[4]
Gross profit		5,746,423		835,782		4,568,390		3,100,620
Operating expenses
Research and development expenses	[2]	(1,192,052)	[1]	(173,377)		(781,886)	[3]	(675,230)	[4]
Sales and marketing expenses	[2]	(1,149,316)	[1]	(167,161)		(691,281)	[3]	(387,268)	[4]
General and administrative expenses	[2]	(883,225)	[1]	(128,460)		(544,641)	[3]	(482,437)	[4]
Goodwill impairment		0	[2]	0	[2]	(2,527)		(17,665)	[2],[4]
Total operating expenses		(3,224,593)		(468,998)		(2,020,335)		(1,562,600)
Gain on deconsolidation and disposal of subsidiaries		0		0		37,989		103,960
Other income		117,860		17,142		113,187		129,504
Operating income		2,639,690		383,926		2,699,231		1,771,484
Interest expense		(8,616)		(1,253)		(32,122)		(81,085)
Interest income and investment income		485,552		70,621		180,384		67,193
Foreign currency exchange gains (losses), net		(514)		(75)		(2,176)		1,158
Gain on deemed disposal and disposal of investments		16,178		2,353		45,861		25,061
Gain on fair value changes of investments		1,689,404		245,714		0		0
Fair value loss on derivative liabilities		(2,285,223)		(332,372)		0		0
Other non-operating expenses		(2,000)		(291)		0		0
Income before income tax expenses		2,534,471		368,623		2,891,178		1,783,811
Income tax expenses		(477,707)		(69,480)		(415,811)		(280,514)
Income before share of income in equity method investments, net of income taxes		2,056,764		299,143		2,475,367		1,503,297
Share of income in equity method investments, net of income taxes		58,933		8,571		33,024		8,279
Net income		2,115,697		307,714		2,508,391		1,511,576
Less: Net (loss) income attributable to the non-controlling interest shareholders and the mezzanine equity classified non-controlling interest shareholders		(93,310)		(13,571)		(4,532)		(12,342)
Net income attributable to controlling interest of the Company		2,209,007		321,285		2,512,923		1,523,918
Less: Accretion of subsidiaries' redeemable convertible preferred shares to redemption value		73,159		10,641		19,688		0
Deemed dividend to subsidiary's Series A preferred shareholders		489,284		71,163		0		0
Cumulative dividend on subsidiary's Series A Preferred Shares		4,606		669		0		0
Net income attributable to common shareholders of the Company		1,641,958		238,812		2,493,235		1,523,918
Other comprehensive income (loss):
Unrealized gain (loss) of available-for-sale securities, net of nil tax		0		0		(41,150)		134,768
Foreign currency translation adjustments, net of nil tax		434,080		63,134		(61,513)		(5,317)
Comprehensive income attributable to the common shareholders of YY Inc.		¥ 2,076,038		$ 301,946		¥ 2,390,572		¥ 1,653,369
Net income per common share
-Basic (in CNY/dollars per share) | (per share)	[5]	¥ 1.28		$ 0.19		¥ 2.10		¥ 1.35
-Diluted (in CNY/dollars per share) | (per share)	[5]	¥ 1.27		$ 0.18		¥ 2.07		¥ 1.32
Weighted average number of common shares used in calculating net income per common share
-Basic (in shares)	[5]	1,280,847,795		1,280,847,795		1,186,460,144		1,127,343,312
-Diluted (in shares)	[5]	1,294,089,406		1,294,089,406		1,216,637,741		1,216,111,329
ADSs [Member]
Net income per common share
-Basic (in CNY/dollars per share) | (per share)	[5]	¥ 25.64		$ 3.73		¥ 42.03		¥ 27.04
-Diluted (in CNY/dollars per share) | (per share)	[5]	¥ 25.38		$ 3.69		¥ 41.33		¥ 26.40
Weighted average number of common shares used in calculating net income per common share
-Basic (in shares)	[5]	64,042,390		64,042,390		59,323,007		56,367,166
-Diluted (in shares)	[5]	64,704,470		64,704,470		60,831,887		60,805,566
Live streaming [Member]
Net revenues
Total net revenues		¥ 14,877,667		$ 2,163,867		¥ 10,670,954		¥ 7,027,227

[1]	Share-based compensation was allocated in cost of revenues and operating expenses as follows: YY Live Huya Total RMB RMB RMB Cost of revenues 63,867 10,472 74,339 Research and development expenses 194,530 30,643 225,173 Sales and marketing expenses 3,891 1,832 5,723 General and administrative expenses 159,042 183,748 342,790
[2]	Share-based compensation was allocated in cost of revenues and operating expenses as follows:RMB RMB RMB US$ Cost of revenues 15,894 42,759 74,339 10,812 Research and development expenses 78,816 122,348 225,173 32,750 Sales and marketing expenses 3,107 4,417 5,723 832 General and administrative expenses 59,469 88,137 342,790 49,857
[3]	Share-based compensation was allocated in cost of revenues and operating expenses as follows: YY Live Huya Total RMB RMB RMB Cost of revenues 39,882 2,877 42,759 Research and development expenses 113,174 9,174 122,348 Sales and marketing expenses 3,626 791 4,417 General and administrative expenses 60,871 27,266 88,137
[4]	Share-based compensation was allocated in cost of revenues and operating expenses as follows: YY Live Huya 100 Education Total RMB RMB RMB RMB Cost of revenues 9,893 5,677 324 15,894 Research and development expenses 53,085 19,538 6,193 78,816 Sales and marketing expenses 2,781 326 - 3,107 General and administrative expenses 19,523 26,557 13,389 59,469
[5]	Each ADS represents 20 common shares.